HARRIS OAKMARK ETF TRUST

111 S. Wacker Drive, Suite 4600

Chicago, IL 60606

November 14, 2025

BY EDGAR

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C.  20549

Re:	Certification of Harris Oakmark ETF Trust (the “Trust”)
Securities Act of 1933 (“1933 Act”) Registration No. 333-281865
Investment Company Act of 1940 Registration No. 811-23998

Ladies and Gentlemen:

In accordance with Rule 497(j) of Regulation C under the 1933 Act, the Trust certifies that:

a.	the form of prospectuses and statement of additional information that would have been filed under paragraph (c) of Rule 497 under the 1933 Act with respect to the series of the Registrant listed on Schedule A attached hereto, would not have differed from those contained in the Trust’s most recent registration statement on Form N-1A, Post-Effective Amendment No. 2; and

b.	the text of Post-Effective Amendment No. 2 to the Trust’s registration statement was filed with the Commission via EDGAR on November 7, 2025 with an effective date of November 11, 2025.

Very truly yours,

HARRIS OAKMARK ETF TRUST

/s/ Joseph J. Allessie
Joseph J. Allessie
Vice President, Secretary, and Chief Legal Officer

Schedule A

Series

Oakmark Global Large Cap ETF

Oakmark International Large Cap ETF

Oakmark U.S. Concentrated ETF